CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parentheticals) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement And Comprehensive Income Statement Parentheticals [Abstract]
Tax expense/(benefit) on net unrealized holding gains (losses)	€ 27	€ (15)	€ (4)
Tax expense/(benefit) on reclassification adjustment for net (gains)/losses included in net income	(4)	(28)	(38)
Tax benefit on reclassification adjustment for impairment of available-for-sale securities	10	1	49
Tax expense/(benefit) on pension (liability)/asset	€ 6	€ (6)	€ 3